Other information about investments - Subsidiaries - Plenitude & Power (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 RON	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Subsidiaries
Share capital	€ 4,005,000,000						€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital	€ 4,005,358,876						€ 4,005,358,876
Plenitude | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	4Energia Srl
Registered office	Milan
Country of operation	Italy
Share capital	€ 400,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries One [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Agrikroton Srl - Società Agricola
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Two [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Borgia Wind Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Three [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Be Charge Srl
Registered office	Milan
Country of operation	Italy
Share capital	€ 500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Four [Member] | Be Power SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Be Charge Valle d'Aosta Srl
Registered office	Milan
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Five [Member] | Be Charge Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	Be Power SpA
Registered office	Milan
Country of operation	Italy
Share capital	€ 698,251
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Six [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	99.19%
Plenitude | Italy | Subsidiaries Six [Member] | Third parties
Subsidiaries
% Ownership	0.81%
Plenitude | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	CEF 3 Wind Energy SpA
Registered office	Milan
Country of operation	Italy
Share capital	€ 101,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seven [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	CGDB Enrico Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Eight [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	CGDB Laerte Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Nine [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	Corridonia Energia Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Ten [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Dynamica Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Eleven [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Ecoener Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twelve [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Elettro Sannio Wind 2 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 1,225,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirteen [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Enerkall Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fourteen [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Eni New Energy SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 9,296,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifteen [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Eni Plenitude SpA Società Benefit (former Eni gas e luce SpA Società Benefit)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 770,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eolica Pietramontecorvino Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventeen [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eolica Wind Power Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Eighteen [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eolo Energie - Corleone - Campofiorito Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Nineteen [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Evolvere SpA Società Benefit
Registered office	Milan
Country of operation	Italy
Share capital	€ 1,130,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	70.52%
Plenitude | Italy | Subsidiaries Twenty [Member] | Third parties
Subsidiaries
% Ownership	29.48%
Plenitude | Italy | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Evolvere Venture SpA
Registered office	Milan
Country of operation	Italy
Share capital	€ 50,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty One [Member] | Evolvere SpA Soc. Ben.
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Faren Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Two [Member] | SEF Green Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	FAS Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 119,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Three [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Finpower Wind Srl
Registered office	Milan
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Four [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Fotovoltaica Pietramontecorvino Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Five [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	FV4P Srl
Registered office	Forlì (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Six [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Gemsa Solar Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Seven [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	GPC Uno Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 25,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Eight [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	GPC Due Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 12,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Twenty Nine [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Green Parity Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Lugo Società Agricola Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty One [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Lugo Solar Tech Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Two [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Marano Solar Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Three [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Marano Solare Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Four [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Marcellinara Wind Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 35,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Five [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Micropower Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 30,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Six [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Molinetto Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Seven [Member] | Faren Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Montefano Energia Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Eight [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Monte San Giusto Solar Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Thirty Nine [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty [Member]
Subsidiaries
Company name	Olivadi Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Parco Eolico di Tursi e Colobraro Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 31,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty One [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Pescina Wind Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Two [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Pieve5 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Three [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	PLT Energia Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 3,865,474
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Four [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	PLT Engineering Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Five [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	PLT Puregreen SpA
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Six [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	PLT Wind 2020 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Seven [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	PLT Wind 2022 SpA
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Eight [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Pollenza Sole Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 32,500
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Forty Nine [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Ravenna 1 FTV Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	RF-AVIO Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty One [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	RF-Cavallerizza Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Two [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Ruggiero Wind Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Three [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	SAV - Santa Maria Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Four [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Five [Member]
Subsidiaries
Company name	SEA SpA
Registered office	L'Aquila
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Five [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Six [Member]
Subsidiaries
Company name	SEF Green Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 500
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Six [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Seven [Member]
Subsidiaries
Company name	SEF Miniwind Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Seven [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Eight [Member]
Subsidiaries
Company name	SEF Solar Abruzzo Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Eight [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Fifty Nine [Member]
Subsidiaries
Company name	SEF Solar II Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Fifty Nine [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty [Member]
Subsidiaries
Company name	SEF Solar Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 120,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty One [Member]
Subsidiaries
Company name	SEF Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 25,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty One [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Two [Member]
Subsidiaries
Company name	Società Agricola Agricentro Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Two [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Three [Member]
Subsidiaries
Company name	Società Agricola Casemurate Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Three [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Four [Member]
Subsidiaries
Company name	Società Agricola Forestale Pianura Verde Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Four [Member] | Soc. Agr. Agricentro Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Five [Member]
Subsidiaries
Company name	Società Agricola Isola d'Agri Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Five [Member] | SEF Solar Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Six [Member]
Subsidiaries
Company name	Società Agricola L'Albero Azzurro Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Six [Member] | Soc. Agr. Agricentro Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Seven [Member]
Subsidiaries
Company name	Società Agricola SEF Bio Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Seven [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Sixty Eight [Member]
Subsidiaries
Company name	Società Energie Rinnovabili 1 SpA
Registered office	Rome
Country of operation	Italy
Share capital	€ 120,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Eight [Member] | SER SpA
Subsidiaries
% Ownership	96.00%
Plenitude | Italy | Subsidiaries Sixty Eight [Member] | CEF 3 Wind Energy
Subsidiaries
% Ownership	4.00%
Plenitude | Italy | Subsidiaries Sixty Nine [Member]
Subsidiaries
Company name	Società Energie Rinnovabili SpA
Registered office	Palermo
Country of operation	Italy
Share capital	€ 121,636
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Sixty Nine [Member] | CEF 3 Wind Energy
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy [Member]
Subsidiaries
Company name	Timpe Muzzunetti 2 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 2,500
% Equity ratio	70.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy [Member] | PLT Energia Srl
Subsidiaries
% Ownership	70.00%
Plenitude | Italy | Subsidiaries Seventy [Member] | Third parties
Subsidiaries
% Ownership	30.00%
Plenitude | Italy | Subsidiaries Seventy One [Member]
Subsidiaries
Company name	Vivaro FTV Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy One [Member] | SEF Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Two [Member]
Subsidiaries
Company name	VRG Wind 127 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Two [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Three [Member]
Subsidiaries
Company name	VRG Wind 149 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Three [Member] | PLT Wind 2022 SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Four [Member]
Subsidiaries
Company name	W-Energy Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 93,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Four [Member] | PLT Energia Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Five [Member]
Subsidiaries
Company name	Wind Park Laterza Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Five [Member] | Eni New Energy SpA
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Six [Member]
Subsidiaries
Company name	Wind Salandra Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Six [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Seven [Member]
Subsidiaries
Company name	Windsol Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 3,250,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Seven [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Italy | Subsidiaries Seventy Eight [Member]
Subsidiaries
Company name	Wind Turbines Engineering 2 Srl
Registered office	Cesena (FC)
Country of operation	Italy
Share capital	€ 5,450,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Italy | Subsidiaries Seventy Eight [Member] | PLT Wind 2020 Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries One [Member]
Subsidiaries
Company name	Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office	Ljubljana (Slovenia)
Country of operation	Slovenia
Share capital	€ 12,956,935
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries One [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Two [Member]
Subsidiaries
Company name	Aleria Solar SAS
Registered office	Bastia (France)
Country of operation	France
Share capital	€ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Two [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Three [Member]
Subsidiaries
Company name	Alpinia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Three [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Anberia Invest SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Four [Member] | PLT Eng. Spagna SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Argon SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 180,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Five [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Arm Wind Llp
Registered office	Astana (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸				₸ 19,069,100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Six [Member] | Eni En. Solutions BV
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV1 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 68,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seven [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV2 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 40,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eight [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV3 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 36,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Nine [Member] | Krypton SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV4 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 14,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Ten [Member] | Xenon SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Athies-Samoussy Solar PV5 SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 14,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Xenon SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Belle Magiocche Solaire SAS
Registered office	Bastia (France)
Country of operation	France
Share capital	€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Bonete Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Brazoria Class B Member Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Brazoria County Solar Project Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						1,000
% Equity ratio	89.27%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Brazoria HoldCo Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Brazoria HoldCo Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						206,355,897.15
% Equity ratio	89.27%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Brazoria Class B
Subsidiaries
% Ownership	89.27%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Third parties
Subsidiaries
% Ownership	10.73%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Camelia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Celtis Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Corazon Energy Class B Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						100
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Third parties
Subsidiaries
% Equity ratio	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Corazon Energy Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						100
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Corazon Tax Eq. Part. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Third parties
Subsidiaries
% Equity ratio	91.74%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Corazon Energy Services Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Corazon Tax Equity Partnership Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						199,142,207.16
% Equity ratio	91.74%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Corazon En. Class B Llc
Subsidiaries
% Ownership	91.74%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Third parties
Subsidiaries
% Ownership	8.26%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Corlinter 5000 SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | PLT Eng. Spagna SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Desarrollos Empresariales Illas SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Desarrollos Energéticos Riojanos SL
Registered office	Villarcayo de Merindad de Castilla la Vieja (Spain)
Country of operation	Spain
Share capital	€ 876,042
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Energias Amb. Outes
Subsidiaries
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Ecovent Parc Eolic SAU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 1,037,350
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Ekain Renovables SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | PLT Eng. Spagna SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Energía Eólica Boreas SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Energías Ambientales de Outes SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 643,451.49
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Energías Alternativas Eolicas Riojanas SL
Registered office	Logroño (Spain)
Country of operation	Spain
Share capital	€ 2,008,901.71
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	57.50%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Desarrollos Energéticos
Subsidiaries
% Ownership	42.50%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Eni Energy Solutions BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital	€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Eni Gas & Power France SA
Registered office	Levallois Perret (France)
Country of operation	France
Share capital	€ 239,500,800
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	99.99%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Eni New Energy Australia Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $		$ 4
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Eni New Energy Batchelor Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $		1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni New En. Aus. Pty Ltd
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Eni New Energy Katherine Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $		1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni New En. Aus. Pty Ltd
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Eni New Energy Manton Dam Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
Share capital | $		$ 1
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni New En. Aus. Pty Ltd
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Eni New Energy US Holding Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni New Energy US Inv. Inc
Subsidiaries
% Ownership	1.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	99.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Eni New Energy US Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Eni New Energy US Investing Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni New Energy US Inc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Eni Plenitude Iberia SLU (former Aldro Energía y Soluciones SLU)
Registered office	Santander (Spain)
Country of operation	Spain
Share capital	€ 3,192,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Eni Plenitude Operations France SAS (former Dhamma Energy SAS)
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 1,116,489.72
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty One [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Eni Plenitude Renewables France SAS (former Dhamma Energy Development SAS)
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 51,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Hellas Single Member SA
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 627,464
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Luxembourg Sàrl (former Dhamma Energy Group Sàrl)
Registered office	Dudelange (Luxembourg)
Country of operation	Luxembourg
Share capital	€ 10,253,560
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Four [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Eni Plenitude Renewables Spain SLU (former Dhamma Energy Management SLU)
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 6,680
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Five [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Eni Plenitude Rooftop France SAS (former Dhamma Energy Rooftop SAS)
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 40,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Six [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	Eolica Cuellar de la Sierra SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 110,999.77
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | PLT Spagna SL
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	Estanque Redondo Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Fotovoltaica Escudero SLU
Registered office	Valencia (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Gas Supply Company Thessaloniki-Thessalia SA
Registered office	Thessaloniki (Greece)
Country of operation	Greece
Share capital	€ 13,761,788
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty [Member] | Eni Plenitude Spa SB
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	Guajillo Energy Storage Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $						$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Eni New Energy US H. Llc
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	Guilleus Consulting SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | PLT Eng. Spagna SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Holding Lanas Solar Sàrl
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	Inveese SAS
Registered office	Bogotà (Colombia)
Country of operation	Colombia
Share capital | $			$ 100,000,000
% Equity ratio	38.25%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | PLT Colombia SAS
Subsidiaries
% Ownership	75.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | Third parties
Subsidiaries
% Ownership	25.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Five [Member]
Subsidiaries
Company name	Ixia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Five [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Six [Member]
Subsidiaries
Company name	Krypton SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 180,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Six [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member]
Subsidiaries
Company name	Lanas Solar SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Seven [Member] | Holding Lanas Solar Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member]
Subsidiaries
Company name	Membrio Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member]
Subsidiaries
Company name	Miburia Trade SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Fifty Nine [Member] | PLT Eng. Spagna SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty [Member]
Subsidiaries
Company name	Olea Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty One [Member]
Subsidiaries
Company name	Opalo Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty One [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Two [Member]
Subsidiaries
Company name	Pistacia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Two [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Three [Member]
Subsidiaries
Company name	PLT Colombia SAS
Registered office	Bogotà (Colombia)
Country of operation	Colombia
Share capital | $			510,840,000
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Three [Member] | PLT Energia Srl
Subsidiaries
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Three [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Four [Member]
Subsidiaries
Company name	PLT Engineering Colombia SAS
Registered office	Bogotà (Colombia)
Country of operation	Colombia
Share capital | $			$ 1,000,000
% Equity ratio	60.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Four [Member] | PLT Engineering Srl
Subsidiaries
% Ownership	60.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Four [Member] | Third parties
Subsidiaries
% Ownership	40.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Five [Member]
Subsidiaries
Company name	PLT Engineering Romania Srl
Registered office	Cluj-Napoca (Romania)
Country of operation	Romania
Share capital | RON					RON 4,400
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Five [Member] | PLT Engineering Srl
Subsidiaries
% Ownership	95.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Five [Member] | Micropower Srl
Subsidiaries
% Ownership	5.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Six [Member]
Subsidiaries
Company name	PLT Engineering Spagna SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Six [Member] | PLT Engineering Srl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member]
Subsidiaries
Company name	PLT Spagna SL
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 100,000
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | PLT Energia Srl
Subsidiaries
% Ownership	51.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member]
Subsidiaries
Company name	POP Solar SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Eight [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member]
Subsidiaries
Company name	Punes Trade SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Sixty Nine [Member] | PLT Eng. Spagna SLU
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy [Member]
Subsidiaries
Company name	SKGRPV1 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 14,600
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy One [Member]
Subsidiaries
Company name	SKGRPV2 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 14,600
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy One [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Two [Member]
Subsidiaries
Company name	SKGRPV3 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 14,600
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Two [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Three [Member]
Subsidiaries
Company name	SKGRPV4 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 13,600
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Three [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Four [Member]
Subsidiaries
Company name	SKGRPV5 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 13,600
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Four [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Five [Member]
Subsidiaries
Company name	SKGRPV6 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 19,300
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Five [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Six [Member]
Subsidiaries
Company name	SKGRPV7 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 31,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Six [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member]
Subsidiaries
Company name	SKGRPV8 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 19,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Seven [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member]
Subsidiaries
Company name	SKGRPV9 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 19,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Eight [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member]
Subsidiaries
Company name	SKGRPV10 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 18,800
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty [Member]
Subsidiaries
Company name	SKGRPV11 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 25,300
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty One [Member]
Subsidiaries
Company name	SKGRPV12 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 19,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty One [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Two [Member]
Subsidiaries
Company name	SKGRPV13 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 30,900
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Two [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Three [Member]
Subsidiaries
Company name	SKGRPV14 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 39,900
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Three [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Four [Member]
Subsidiaries
Company name	SKGRPV15 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 19,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Four [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Five [Member]
Subsidiaries
Company name	SKGRPV16 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 19,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Five [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Six [Member]
Subsidiaries
Company name	SKGRPV17 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 10,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Six [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Seven [Member]
Subsidiaries
Company name	SKGRPV18 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 5,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Seven [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Eight [Member]
Subsidiaries
Company name	SKGRPV19 Single Member Private Company
Registered office	Athens(Greece)
Country of operation	Greece
Share capital	€ 12,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Eight [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Nine [Member]
Subsidiaries
Company name	SKGRPV20 Single Member Private Company
Registered office	Athens (Greece)
Country of operation	Greece
Share capital	€ 12,200
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Eighty Nine [Member] | Eni Plen. Renew. Hellas
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety [Member]
Subsidiaries
Company name	Tebar Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety One [Member]
Subsidiaries
Company name	Xenon SAS
Registered office	Argenteuil (France)
Country of operation	France
Share capital	€ 1,500,100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety One [Member] | Eni Plen. Op. Fr. SAS
Subsidiaries
% Ownership	0.01%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety One [Member] | Third parties
Subsidiaries
% Ownership	99.99%
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Two [Member]
Subsidiaries
Company name	Zinnia Solar SLU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 3,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Plenitude | Foreign (outside Italy) | Subsidiaries Ninety Two [Member] | Eni Plen. Ren. Lux. Sàrl
Subsidiaries
% Ownership	100.00%
Power | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	EniPower Mantova SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 144,000,000
% Equity ratio	44.12%
Consolidation or valuation method	F.C.
Power | Italy | Subsidiaries One [Member] | EniPower SpA
Subsidiaries
% Ownership	86.50%
Power | Italy | Subsidiaries One [Member] | Third parties
Subsidiaries
% Ownership	13.50%
Power | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	EniPower SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 200,000,000
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Power | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	51.00%
Power | Italy | Subsidiaries Two [Member] | Third parties
Subsidiaries
% Ownership	49.00%